INCENTIVE PLANS (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Summary of the status of unvested stock awards
A summary of the status of unvested stock awards granted as discretionary annual incentive or sign-on and replacement awards is presented below:

Unvested stock awards	Shares	Weighted- average grant date fair value per share
Unvested at December 31, 2020	28,226,292	$69.25
Granted(1)	17,535,978	62.10
Canceled	(1,453,029)	67.01
Vested(2)	(12,664,557)	67.17
Unvested at December 31, 2021	31,644,684	$66.22

(1)The weighted-average fair value of the shares granted during 2020 and 2019 was $76.68 and $61.78, respectively.
(2)The weighted-average fair value of the shares vesting during 2021 was approximately $64.23 per share on the vesting date, compared to $67.17 on the grant date.
A summary of the performance share unit activity for 2021 is presented below:

Performance share units	Units	Weighted- average grant date fair value per unit
Outstanding, beginning of year	1,333,803	$79.39
Granted(1)	418,098	78.55
Canceled	(344,131)	83.24
Payments	(133,497)	83.24
Outstanding, end of year	1,274,273	$77.67

(1)     The weighted-average grant date fair value per unit awarded in 2020 and 2019 was $83.45 and $72.83, respectively.

Schedule of assumptions used	Other significant assumptions for the awards are as follows:

Valuation assumptions	2021	2020	2019
Expected volatility	40.88%	22.26%	25.33%
Expected dividend yield	4.21	2.82	2.67
Certain assumptions used in determining pension and postretirement benefit obligations and net benefit expense for the Company’s plans are shown in the following table:

At year end	2021	2020
Discount rate
U.S. plans
Qualified pension	2.80%	2.45%
Nonqualified pension	2.80	2.35
Postretirement	2.75	2.20
Non-U.S. pension plans
Range(1)	-0.10 to 11.95	-0.25 to 11.15
Weighted average	3.96	3.14
Non-U.S. postretirement plans
Range	1.05 to 10.00	0.80 to 8.55
Weighted average	8.28	7.42
Future compensation increase rate(2)
Non-U.S. pension plans
Range	1.30 to 11.25	1.20 to 11.25
Weighted average	3.10	3.10
Expected return on assets
U.S. plans
Qualified pension	5.00	5.80
Postretirement(3)	5.00/1.50	5.80/1.50
Non-U.S. pension plans
Range	0.00 to 11.50	0.00 to 11.50
Weighted average	3.69	3.39
Non-U.S. postretirement plans
Range	6.00 to 8.00	5.95 to 8.00
Weighted average	7.99	7.99

(1)    Due to historically low global interest rates, there were negative discount rates for plans with relatively short duration in certain major markets, such as the Eurozone and Switzerland.
(2)    Not material for U.S. plans.
(3)    For the years ended 2021 and 2020, the expected return on assets for the VEBA Trust was 1.50%.

During the year	2021	2020	2019
Discount rate
U.S. plans
Qualified pension	2.45%/3.10%/ 2.75%/2.80%	3.25%/3.20%/ 2.60%/2.55%	4.25%/3.85%/ 3.45%/3.10%
Nonqualified pension	2.35/3.00/ 2.70/2.75	3.25/3.25/ 2.55/2.50	4.25/3.90/ 3.50/3.10
Postretirement	2.20/2.85/ 2.60/2.65	3.15/3.20/ 2.45/2.35	4.20/3.80/ 3.35/3.00
Non-U.S. pension plans(1)
Range(2)	-0.25 to 11.15	-0.10 to 11.30	-0.05 to 12.00
Weighted average	3.14	3.65	4.47
Non-U.S. postretirement plans(1)
Range	0.80 to 9.80	0.90 to 9.75	1.75 to 10.75
Weighted average	7.42	7.76	9.05
Future compensation increase rate(3)
Non-U.S. pension plans(1)
Range	1.20 to 11.25	1.50 to 11.50	1.30 to 13.67
Weighted average	3.10	3.17	3.16
Expected return on assets
U.S. plans
Qualified pension(4)	5.80/5.60/5.60/5.00	6.70	6.70
Postretirement(4)	5.80/1.50	6.70/3.00	6.70/3.00
Non-U.S. pension plans(1)
Range	0.00 to 11.50	0.00 to 11.50	1.00 to 11.50
Weighted average	3.39	3.95	4.30
Non-U.S. postretirement plans(1)
Range	5.95 to 8.00	6.20 to 8.00	8.00 to 9.20
Weighted average	7.99	7.99	8.01

(1)    Reflects rates utilized to determine the quarterly expense for Significant non-U.S. pension and postretirement plans.
(2)    Due to historically low global interest rates, there were negative discount rates for plans with relatively short duration in certain major markets, such as the Eurozone and Switzerland.
(3)    Not material for U.S. plans.
(4)    The expected return on assets for the U.S. pension and postretirement plans was lowered from 5.80% to 5.60% effective April 1, 2021 and to 5.00% effective October 1, 2021 to reflect the change in target asset allocation.

Citigroup’s pension and postretirement plans’ asset allocations for the U.S. plans and the target allocations by asset category based on asset fair values are as follows:

	Target asset allocation	U.S. pension assets at December 31,		U.S. postretirement assets at December 31,
Asset category(1)	2022	2021	2020	2021	2020
Equity securities(2)	0–22%	7%	16%	7%	16%
Debt securities(3)	55–114	72	59	72	59
Real estate	0–4	2	4	2	4
Private equity	0–5	6	3	6	3
Other investments	0–23	13	18	13	18
Total		100%	100%	100%	100%

(1)Asset allocations for the U.S. plans are set by investment strategy, not by investment product. For example, private equities with an underlying investment in real estate are classified in the real estate asset category, not private equity.
(2)Equity securities in the U.S. pension and postretirement plans do not include any Citigroup common stock at the end of 2021 and 2020.
(3)The VEBA Trust for postretirement benefits is primarily invested in cash equivalents and debt securities in 2021 and 2020 and is not reflected in the table above.
Citigroup’s pension and postretirement plans’ weighted-average asset allocations for the non-U.S. plans and the actual ranges, and the weighted-average target allocations by asset category based on asset fair values, are as follows:

	Non-U.S. pension plans
	Target asset allocation	Actual range at December 31,		Weighted-average at December 31,
Asset category(1)	2022	2021	2020	2021	2020
Equity securities	0–100%	0–100%	0–100%	16%	15%
Debt securities	0–100	0–100	0–100	76	77
Real estate	0–15	0–14	0–12	1	1
Other investments	0–100	0–100	0–100	7	7
Total				100%	100%

(1)Similar to the U.S. plans, asset allocations for certain non-U.S. plans are set by investment strategy, not by investment product.

	Non-U.S. postretirement plans
	Target asset allocation	Actual range at December 31,		Weighted-average at December 31,
Asset category(1)	2022	2021	2020	2021	2020
Equity securities	0–42%	0–42%	0–38%	41%	38%
Debt securities	54–100	53–100	56–100	53	56
Other investments	0–4	0–6	0–6	6	6
Total				100%	100%
(1)Similar to the U.S. plans, asset allocations for certain non-U.S. plans are set by investment strategy, not by investment product.

Information with respect to stock option activity under stock option awards	The following table presents information with respect to stock option activity under Citigroup’s stock option programs:

	2021			2020			2019
	Options	Weighted- average exercise price	Intrinsic value per share	Options	Weighted- average exercise price	Intrinsic value per share	Options	Weighted- average exercise price	Intrinsic value per share
Outstanding, beginning of year	166,650	$47.42	$14.24	166,650	$47.42	$32.47	762,225	$101.84	$—
Canceled	—	—	—	—	—	—	(11,365)	40.80	—
Expired	—	—	—	—	—	—	(449,916)	142.30	—
Exercised	(166,650)	52.50	20.49	—	—	—	(134,294)	39.00	23.50
Outstanding, end of year	—	$—	$—	166,650	$47.42	$14.24	166,650	$47.42	$32.47
Exercisable, end of year	—			166,650			166,650

Components of compensation expense relating to stock-basked compensation programs and deferred cash award programs
The following table shows components of compensation expense, relating to certain of the incentive compensation programs described above:

In millions of dollars	2021	2020	2019
Charges for estimated awards to retirement-eligible colleagues	$807	$748	$683
Amortization of deferred cash awards, deferred cash stock units and performance stock units	384	201	355
Immediately vested stock award expense(1)	99	95	82
Amortization of restricted and deferred stock awards(2)	395	420	404
Other variable incentive compensation	435	627	666
Total	$2,120	$2,091	$2,190

(1)    Represents expense for immediately vested stock awards that generally were stock payments in lieu of cash compensation. The expense is generally accrued as cash incentive compensation in the year prior to grant.
(2) All periods include amortization expense for all unvested awards to non-retirement-eligible colleagues.